Variable Interest Entity (Tables)	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of VIE's consolidated assets and liabilities
	June 30, 2021	June 30, 2020

Current assets	$3,221,892	$4,346,154
Property and equipment, net	189,956	433,319
Other noncurrent assets, net	1,140,216	1,531,332
Total assets	$4,552,064	$6,310,805

	June 30, 2021	June 30, 2020
Current liabilities:
Deferred revenue	$377,161	$1,061,162
Other payables and accrued liabilities	768,874	469,339
Other payables - related party	-	5,851
Due to Puhui Cayman	3,350,403	3,057,269
Current portion of long-term debt	1,255,687	25,835
Lease liabilities - current	560,993	885,832
Other payables - related parties – non current	736,533	-
Long-term debt	-	1,145,825
Lease liabilities - noncurrent	539,195	555,796
Total liabilities	$7,588,846	$7,206,909

Schedule of VIE's operating results
	For the year ended June 30, 2021	For the year ended June 30, 2020	For the year ended June 30, 2019
Operating revenues	$2,030,623	$2,179,172	$3,180,634
(Loss) income from operations	(1,651,429)	(2,274,112)	(1,660,384)
Net (loss) income	$(2,944,489)	$(2,512,032)	$(2,195,951)